Other Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities
7. Other Liabilities

	December 31,	December 31,
	2013	2012
	(in thousands)

Personnel related liabilities	$138,639	$90,902
Facility related liabilities	16,205	15,393
General overhead liabilities	31,034	22,776
Other liabilities	3,019	5,010
Short term government grants (note 11)	240	235
Restructuring and other items (note 14)	2,430	926
Acquisition consideration payable	3,245	45,850

	$194,812	$181,092